Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2013
Prospectus Date	rr_ProspectusDate	Mar. 15, 2013
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE CLASS R6 PROSPECTUS OF WELLS FARGO ADVANTAGE INCOME FUNDS For the Wells Fargo Advantage International Bond Fund
(Wells Fargo Advantage International Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Supplement - [Text Block]	wells_SupplementTextBlock_01	The following footnote is added to the Performance section in the Fund Summary:
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If Class R6 expenses had been included, rather than Institutional Class expenses, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.